Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Loan Receivable
	December 31, 2018	December 31 2017
Loan receivable	$2,180,655	$-
	$2,180,655	$-